Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Key Management Personnel Compensation
All compensation in relation to the Pearson Executive Management team is disclosed in the table below, along with share-based payment costs in relation to the Executive Directors.

All figures in £ millions	2025	2024	2023

Short-term employee benefits	15	10	9

Retirement benefits	1	1	1

Share-based payment costs	16	19	11

Total	32	30	21